                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     9/30/07
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                    11/14/07
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $220,332
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

Column 1                    Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
--------                 -------------- --------- --------- ---------------- ---------- -------------------
                                                                                         Voting authority
Name of                                             Value   Shrs or SH/ Put/ Investment -------------------
Issuer                   Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Sole   Shared None
------                   -------------- --------- --------- ------- --- ---- ---------- ------- ------ ----
Apple Inc                 COMMON STOCK  037833100  $ 8,981   58,521             SOLE     58,521
AllianceBernstein           LIMITED
Holding LP                PARTNERSHIP   01881G106  $ 1,585   18,000             SOLE     18,000
Aetna Inc                 COMMON STOCK  00817Y108  $   461    8,500             SOLE      8,500
American International
Group Inc                 COMMON STOCK  026874107  $ 1,201   17,750             SOLE     17,750
Apollo Investment Corp    COMMON STOCK  03761U106  $   303   14,570             SOLE     14,570
Amgen Inc                 COMMON STOCK  031162100  $   375    6,622             SOLE      6,622
American Express Co       COMMON STOCK  025816109  $ 2,235   37,650             SOLE     37,650
Boeing Co                 COMMON STOCK  097023105  $ 4,543   43,269             SOLE     43,269
Bank of America Corp      COMMON STOCK  060505104  $ 3,635   72,300             SOLE     72,300
Best Buy Co Inc           COMMON STOCK  086516101  $   305    6,625             SOLE      6,625
B&G Foods Inc                 UNIT      05508R205  $   353   17,000             SOLE     17,000
Burlington Northern
Santa Fe Corp             COMMON STOCK  12189T104  $   731    9,000             SOLE      9,000
BP PLC                        ADR       055622104  $   215    3,104             SOLE      3,104
Berkshire Hathaway Inc    COMMON STOCK  084670108  $   711        6             SOLE          6
Bear Stearns Cos Inc/The  COMMON STOCK  073902108  $ 1,412   11,500             SOLE     11,500
Anheuser-Busch Cos Inc    COMMON STOCK  035229103  $   250    5,000             SOLE      5,000
Citigroup Inc             COMMON STOCK  172967101  $ 2,949   63,193             SOLE     63,193
Caterpillar Inc           COMMON STOCK  149123101  $ 3,739   47,667             SOLE     47,667
Cigna Corp                COMMON STOCK  125509109  $   266    5,000             SOLE      5,000
CME Group Inc             COMMON STOCK  12572Q105  $ 3,135    5,338             SOLE      5,338
Cummins Inc               COMMON STOCK  231021106  $ 5,477   42,823             SOLE     42,823
ConocoPhillips            COMMON STOCK  20825C104  $ 2,878   32,792             SOLE     32,792
Cisco Systems Inc         COMMON STOCK  17275R102  $ 1,119   33,765             SOLE     33,765
Chevron Corp              COMMON STOCK  166764100  $ 4,344   46,420             SOLE     46,420
Deere & Co                COMMON STOCK  244199105  $ 4,007   27,000             SOLE     27,000
Dell Inc                  COMMON STOCK  24702R101  $   359   13,000             SOLE     13,000
DIAMONDS Trust
Series I                      ETF       252787106  $ 8,582   61,784             SOLE     61,784
Walt Disney Co/The        COMMON STOCK  254687106  $   258    7,500             SOLE      7,500
Consolidated Edison Inc   COMMON STOCK  209115104  $   669   14,450             SOLE     14,450
iShares MSCI EAFE
Index Fund                    ETF       464287465  $   413    5,000             SOLE      5,000
Enerplus Resources Fund   COMMON STOCK  29274D604  $ 3,426   72,591             SOLE     72,591
Ford Motor Co             COMMON STOCK  345370860  $   102   12,000             SOLE     12,000
Freeport-McMoRan
Copper & Gold Inc         COMMON STOCK  35671D857  $ 1,224   11,670             SOLE     11,670
FedEx Corp                COMMON STOCK  31428X106  $ 2,260   21,575             SOLE     21,575
Fluor Corp                COMMON STOCK  343412102  $   360    2,500             SOLE      2,500
iShares FTSE/Xinhua
China 25 Index Fund           ETF       464287184  $ 1,030    5,720             SOLE      5,720
General Dynamics Corp     COMMON STOCK  369550108  $   211    2,500             SOLE      2,500
General Electric Co       COMMON STOCK  369604103  $ 1,194   28,850             SOLE     28,850
General Motors Corp       COMMON STOCK  370442105  $   239    6,500             SOLE      6,500
Google Inc                COMMON STOCK  38259P508  $16,903   29,797             SOLE     29,797
Goldman Sachs Group
Inc/The                   COMMON STOCK  38141G104  $ 6,858   31,640             SOLE     31,640
Honeywell International
Inc                       COMMON STOCK  438516106  $ 1,179   19,819             SOLE     19,819
Hewlett-Packard Co        COMMON STOCK  428236103  $ 1,713   34,401             SOLE     34,401
International Business
Machines Corp             COMMON STOCK  459200101  $ 2,257   19,161             SOLE     19,161
IntercontinentalExchange
Inc                       COMMON STOCK  45865V100  $ 1,063    7,000             SOLE      7,000
iShares Lehman 7-10
Year Treasury Bond
Fund                          ETF       464287440  $   419    5,000             SOLE      5,000
Intel Corp                COMMON STOCK  458140100  $ 1,608   62,200             SOLE     62,200
iShares Russell 2000
Index Fund                    ETF       464287655  $   400    5,000             SOLE      5,000
Johnson & Johnson         COMMON STOCK  478160104  $   823   12,528             SOLE     12,528
JPMorgan Chase & Co       COMMON STOCK  46625H100  $   241    5,250             SOLE      5,250
Kellogg Co                COMMON STOCK  487836108  $   280    5,000             SOLE      5,000
Kraft Foods Inc           COMMON STOCK  50075N104  $ 3,832  111,041             SOLE    111,041
Coca-Cola Co/The          COMMON STOCK  191216100  $   488    8,500             SOLE      8,500
Kohl's Corp               COMMON STOCK  500255104  $   201    3,500             SOLE      3,500
Lehman Brothers
Holdings Inc              COMMON STOCK  524908100  $   741   12,000             SOLE     12,000
Las Vegas Sands Corp      COMMON STOCK  517834107  $   233    1,750             SOLE      1,750
Mastercard Inc            COMMON STOCK  57636Q104  $ 2,313   15,634             SOLE     15,634
McDonald's Corp           COMMON STOCK  580135101  $ 3,538   64,949             SOLE     64,949
Merrill Lynch & Co Inc    COMMON STOCK  590188108  $ 1,931   27,094             SOLE     27,094
3M Co                     COMMON STOCK  88579Y101  $   870    9,300             SOLE      9,300
Altria Group Inc          COMMON STOCK  02209S103  $ 4,582   65,905             SOLE     65,905
Morgan Stanley            COMMON STOCK  617446448  $ 2,388   37,911             SOLE     37,911
Microsoft Corp            COMMON STOCK  594918104  $ 1,548   52,546             SOLE     52,546
Neomedia Technologies
Inc                       COMMON STOCK  640505103  $     0   10,000             SOLE     10,000
Nokia OYJ                     ADR       654902204  $   254    6,700             SOLE      6,700
NVR Inc                   COMMON STOCK  62944T105  $   235      500             SOLE        500
NYSE Euronext             COMMON STOCK  629491101  $   538    6,800             SOLE      6,800
Oil Service HOLDRs
Trust                         ETF       678002106  $ 3,966   20,685             SOLE     20,685
People's United
Financial Inc             PARTNERSHIP   712704105  $   430   24,896             SOLE     24,896

Column 1                 Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
--------              -------------- --------- --------- ---------------- ---------- -------------------
                                                                                      Voting authority
Name of                                          Value   Shrs or SH/ Put/ Investment -------------------
Issuer                Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Sole   Shared None
------                -------------- --------- --------- ------- --- ---- ---------- ------- ------ ----
Pfizer Inc             COMMON STOCK  717081103  $   672   27,500             SOLE     27,500
Procter & Gamble Co    COMMON STOCK  742718109  $ 1,192   16,950             SOLE     16,950
Qualcomm Inc           COMMON STOCK  747525103  $   254    6,000             SOLE      6,000
Powershares QQQ            ETF       73935A104  $   541   10,517             SOLE     10,517
Transocean Inc         COMMON STOCK    2821287  $   848    7,500             SOLE      7,500
Research In Motion
Ltd                    COMMON STOCK  760975102  $   345    3,500             SOLE      3,500
Polo Ralph Lauren
Corp                   COMMON STOCK  731572103  $   816   10,500             SOLE     10,500
Rydex S&P Equal
Weight ETF                 ETF       78355W106  $ 2,118   42,367             SOLE     42,367
Raytheon Co            COMMON STOCK  755111507  $   319    5,000             SOLE      5,000
Sears Holdings Corp    COMMON STOCK  812350106  $ 1,049    8,250             SOLE      8,250
SAN Juan Basin
Royalty TR                TRUST      798241105  $   254    7,500             SOLE      7,500
Schlumberger Ltd       COMMON STOCK  806857108  $ 5,310   50,570             SOLE     50,570
SPDR Trust Series 1        ETF       78462F103  $26,144  171,344             SOLE    171,344
AT&T Inc               COMMON STOCK  00206R102  $ 1,417   33,500             SOLE     33,500
Telefonica SA              ADR       879382208  $   210    2,500             SOLE      2,500
Terex Corp             COMMON STOCK  880779103  $   534    6,000             SOLE      6,000
Texas Instruments Inc  COMMON STOCK  882508104  $ 1,032   28,200             SOLE     28,200
UBS AG                     ADR         B17MV57  $   453    8,500             SOLE      8,500
Unilever NV                ADR       904784709  $   901   29,200             SOLE     29,200
UnitedHealth Group
Inc                    COMMON STOCK  91324P102  $   242    5,000             SOLE      5,000
UST Inc                COMMON STOCK  902911106  $   930   18,750             SOLE     18,750
United Technologies
Corp                   COMMON STOCK  913017109  $ 5,145   63,934             SOLE     63,934
Valero Energy Corp     COMMON STOCK  91913Y100  $ 1,024   15,250             SOLE     15,250
VMware Inc             COMMON STOCK  928563402  $   515    6,062             SOLE      6,062
Vornado Realty Trust       REIT      929042109  $   749    6,850             SOLE      6,850
Verizon
Communications Inc     COMMON STOCK  92343V104  $ 1,633   36,886             SOLE     36,886
Whirlpool Corp         COMMON STOCK  963320106  $   446    5,000             SOLE      5,000
Windstream Corp        COMMON STOCK  97381W104  $ 2,636  186,700             SOLE    186,700
Wal-Mart Stores Inc    COMMON STOCK  931142103  $ 1,643   37,650             SOLE     37,650
Wynn Resorts Ltd       COMMON STOCK  983134107  $   551    3,500             SOLE      3,500
United States Steel
Corp                   COMMON STOCK  912909108  $ 2,136   20,160             SOLE     20,160
Financial Select
Sector SPDR Fund           ADR       81369Y605  $   348   10,128             SOLE     10,128
Exxon Mobil Corp       COMMON STOCK  30231G102  $ 9,861  106,538             SOLE    106,538
Yahoo! Inc             COMMON STOCK  984332106  $   691   25,750             SOLE     25,750